Acquisitions	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions

NOTE 4. — ACQUISITIONS

The Allied Assets

In June 2012, Allied purchased the Allied Assets from an independent third party. The Allied Assets were subsequently acquired by the Company in February 2014 as part of the Allied Transaction see “Note 18 – Subsequent Events”. Allied is a wholly owned subsidiary of CEHL, the Company’s majority shareholder, and deemed to be under common control (transactions between subsidiaries of the same parent). The transaction has been accounted for as if CEHL had acquired the Allied Assets and contributed them to the Company. In addition, costs related to the drilling of the Oyo-7 well, incurred by Allied in 2013, are also considered to be contributed to the Company.

The table below shows the carrying values of the net Allied Assets contributed at their respective periods (in thousands):

	As of December 31,
	2013	2012
Asset acquired and liabilities assumed:
Property, plant and equipment, net	$61,205	$214,710
Asset retirement obligations	-	(23,785)
Net assets acquired	$61,205	$190,925

Because these assets were deemed paid for by CEHL and contributed to the Company, they have been treated as non-cash transactions in the accompanying Consolidated Statements of Cash Flows.

Award of Kenya Exploration Blocks

In May 2012, the Company, through a wholly owned subsidiary, entered into four production sharing contracts with the Government of the Republic of Kenya (the “Kenya PSCs”), covering onshore exploration blocks L1B and L16, and new offshore exploration blocks L27 and L28. For all blocks, the Company is the operator, with the Government having the right to participate up to 20%, either directly or through an appointee, in any area subsequent to declaration of a commercial discovery. The Company also has the right to apply for up to two additional two-year exploration periods, with specified additional minimum work obligations, including the acquisition of seismic data and the drilling of one exploratory well on each block during each such additional period. The Company is responsible for all exploration expenditures.

The Kenya PSCs for onshore blocks L1B and L16 each provide for an initial exploration period, now extended through June 2015, with specified minimum work obligations during that period. Prior to the end of the initial exploration period, the Company is required to conduct, for each block, a gravity and magnetic survey and acquire, process and interpret 2D seismic data. The gravity and magnetic survey was completed in April 2013. In December 2013, the Company initiated an Environmental and Social Impact Assessment (“ESIA”) study which was successfully completed in March 2014. In October 2014, the Company signed agreements for both blocks for the acquisition, processing and interpretation of 2D seismic data. The project is expected to be completed in the first half of 2015.

The Kenya PSCs for offshore blocks L27 and L28 each provide for an initial exploration period of three years, through August 2015, with specified minimum work obligations during that period. Prior to the end of the initial exploration period, the Company is required to conduct, for each block, a regional geological and geophysical study, acquire 2D seismic data and acquire, process and interpret 3D seismic data. The Company participated in a multi-client combined gravity / magnetic and 2D seismic survey covering blocks L27 and L28. The survey was successfully completed in March 2014. The processed data is currently being interpreted internally. Further, in March 2014 the Company started the regional geophysical study for these two blocks.

In addition to the minimum work obligations, each of the Kenya PSCs requires annual surface rental payments, training fund payments and contributions to local community development projects.

Award of The Gambia Licenses

In May 2012, the Company, through a wholly owned subsidiary, signed two Petroleum Exploration, Development & Production Licenses with The Republic of The Gambia, for exploration blocks A2 and A5. For both blocks, the Company is the operator, with the Gambian National Petroleum Company (“GNPCo”) having the right to elect to participate up to a 15% interest, following approval of a development and production plan. The Company is responsible for all expenditures prior to such approval even if the GNPCo elects to participate.

The Gambia Licenses provide for an initial exploration period of four years with specified minimum work obligations during that period. Prior to the end of the initial exploration period, the Company will conduct, on each block, a regional geological study, acquire, process and interpret seismic data, drill one exploration well and evaluate drilling results, with the first two work obligations (regional geological study and 3D seismic data acquisition and processing) due prior to the end of the second year. The Company has the right to apply for up to two additional two-year exploration periods with specified additional minimum work obligations, including the drilling of one exploration well during each additional period for each block. The company has completed a regional geology and geophysical study of both the A2 and A5 blocks.

In addition to the minimum work obligations, The Gambia Licenses require annual rental payments, training and community fees.